Supplementary Cash Flow Information - Summary of Net Change In Non-Cash Working Capital Items (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Supplementary Cash Flow Information [Abstract]
Accounts receivable and other receivables	$ (5,121)	$ 2,152	$ (10,049)
Income taxes receivable	716	(422)	(343)
Unbilled revenue	1,072	(4,976)	234
Tax credits receivable	(571)	(1,158)	(1,482)
Prepaid	(1,305)	(118)	(141)
Accounts payable and accrued liabilities	(9,760)	1,279	14,272
Deferred revenue	168	1,605	(386)
Net change in non-cash working capital items	$ (14,801)	$ (1,638)	$ 2,105